Intangible Assets, net - Land use rights (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization, Continued and Discontinued Operations	$ 235,593	$ 216,781
Amortization of Intangible Assets	$ 235,593	$ 216,781
Land use rights
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Intangible Assets, Net (Excluding Goodwill)	$ 200,756		$ 201,755